Dodie Kent
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3790
                                                            Fax:  (212) 707-1791

                                                               December 26, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   AXA Equitable Life Insurance Company
      Separate Account 49
      Form N-4 Registration Statement
      File No. 333-64749 and 811-07659
      CIK No. 0000089024
-----------------------------------------------

Commissioners:

         On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith Post-Effective Amendment No. 34 to AXA Equitable's Form N-4 Registration Statement (File No. 333-64749) under the Securities Act of 1933 ("1933 Act") and Amendment No. 201 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable's Separate Account 49.

         The Registration Statement relates to a guaranteed withdrawal benefit for life feature, a revised optional benefit offered with Accumulator(R) Plus(SM), a variable annuity contract, which can be elected at an additional charge. This feature guarantees that a contract owner can withdraw an amount equal to their total contributions in their contract, regardless of market performance, provided that the withdrawals do not annually exceed a specified amount. Accumulator(R) Plus(SM) is funded through Separate Account 49, which is offered and sold through AXA Equitable's wholesale distribution channel. AXA Distributors, LLC, which is an affiliate of AXA Equitable, is a principal underwriter of Separate Account 49 and distributor of the Accumulator(R) Plus(SM) contract. The Amendment includes updated information and changes of a stylistic and clarifying nature.

         I hereby certify that the Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

         Please contact the undersigned at (212) 314-3790 or Christopher Palmer, Esq. (202)346-4253 of Goodwin Procter, if you have any questions or comments.


                                      Very truly yours,

                                      /s/ Dodie Kent
                                      ---------------------
                                      Dodie Kent


cc:  Christopher Palmer, Esq.